PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Appreciable Account

Supplement dated August 4, 2023,
to
Prospectuses dated May 1, 2023
for
Variable Universal Life Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

Effective August 1, 2023, the American Century VP Value Fund (“the Fund”) restated its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Mid-Cap Value	American Century VP Value Fund (Class I) - American Century Investment Management, Inc.	0.71%^	0.54%	7.85%	10.59%

^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

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